Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Schedule of revenue disaggregated by revenue source
	Six months ended June 30,
	2018	2017

Systems	$33,150	$28,766
Ink and consumables	25,700	21,640
Spare parts	6,621	4,168
Service contracts	1,525	1,117

Total revenue	$66,996	$55,691

Schedule of revenue disaggregated by geography based on customer location
	Six months ended June 30,
	2018	2017

U.S	$36,137	$28,422
EMEA	22,165	15,763
Asia Pacific	6,938	8,560
Other	1,756	2,946

Total revenue	$66,996	$55,691

Schedule of outstanding performance obligations of deferred revenues
	Remainder of 2018	2019	2020 and thereafter
Product	$528	$-	$-
Services	2,537	2,016	627

Total	$3,065	$2,016	$627